(ICON)

Prudential
Global
Limited
Maturity
Fund, Inc.
-------------------------------
Limited Maturity
Portfolio

SEMI
ANNUAL
REPORT
April 30, 1999

(LOGO)

Prudential Global Limited Maturity Fund, Inc.
Limited Maturity Portfolio

Performance At A Glance
As a global financial crisis faded during the six months ended April 30, 1999, many investors sold conservative securities, such as U.S. Treasuries, and purchased emerging market bonds and other higher-yielding assets. Although we adopted this strategy in the Prudential Global Limited Maturity Fund--Limited Maturity Portfolio, the Fund's still sizable exposure to Treasuries hurt its performance. The Fund is also restricted to owning short- and intermediate-term debt securities, while the Lipper Average primarily includes funds that also invest in longer-term bonds. Among European and emerging market bonds, longer-term bonds rallied the most. Therefore, the Fund's returns trailed the Lipper Average for the six months.

Cumulative Total Returns1                   As of 4/30/99
                                Six     One     Five      Since
                               Months   Year    Years   Inception2
Class A                         1.12%   -0.11%  27.31%    51.05%
Class B                         0.84    -0.68   23.93     42.75
Class C                         0.84    -0.68    N/A      27.13
Class Z                         1.09    -0.05    N/A       8.10
Lipper Global Inc. Fund Avg.3   1.48     2.49   38.07      ***

Average Annual Total Returns1                    As of 3/31/99
              One     Five      Since
              Year    Years   Inception2
Class A      -3.48%   4.29%     4.54%
Class B      -3.95    4.36      4.22
Class C      -2.94    N/A       4.88
Class Z      -0.19    N/A       3.30

Distributions andYields                        As of 4/30/99
                 Total Distributions   30-Day
                  Paid for Six Mos.   SEC Yield
Class A                $0.27            4.76%
Class B                $0.25            4.41
Class C                $0.25            4.37
Class Z                $0.28            5.17

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management and Lipper, Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales charge of 3% for Class A shares. Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 3%, 2%, 1% and 1% for four years. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately five years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months. Class C shares bought before November 2, 1998, have a 1% CDSC if sold within one year. Class Z shares are not subject to a sales charge or distribution fee.

2 Inception dates: Class A and Class B, 11/1/90; Class C, 8/1/94; Class Z, 1/27/97.

3 Lipper average returns are for all funds in each share class for the six-month, one-, and five-year periods in the Global
Income Fund category.

***Lipper Since Inception returns are 76.98% for Class A and
Class B, 39.45% for Class C, and 10.10% for Class Z based on all funds in each share class.

How Investments Compared
(As of 4/30/99)
(GRAPH)

Source: Lipper, Inc. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different--we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns.
These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth, but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate (sometimes significantly), and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Taxable Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Portfolio Managers' Report

(PHOTO)
Simon Wells and Gabriel Irwin
Fund Managers

Investment Goals and Style
The Fund seeks total return by investing primarily in debt securities denominated in the U.S. dollar and a range of foreign currencies. The Fund's weighted average maturity ranges from more than two to less than five years, with each security generally maturing in no more than 10 years. The Fund may invest up to 20% of its total investments in securities rated below investment grade, but with a minimum rating of single-B by Moody's Investors Service, Standard & Poor's Ratings Service, or another nationally recognized credit-rating organization. The Fund is nondiversified, meaning it may invest more than 5% of its total assets in the securities of one or more issuers. This carries greater risk and greater share price volatility than investments held in a more diversified portfolio.

Performance Review
Market sentiment shifted in favor of higher-yielding bonds
When our reporting period began in November 1998, a dramatic shift in market sentiment was under way. Many investors who had previously purchased the safest government securities, such as U.S. Treasuries, began to sell them and buy corporate bonds, emerging market bonds, and other higher-yielding assets. This change occurred largely because the Federal Reserve took steps to prevent a global financial crisis from causing a recession in the United States that could have harmed the fragile world economy. The Federal Reserve cut the Federal funds rate (the rate U.S. banks charge each other for overnight loans) by a quarter percentage point on September
29, October 15, and November 17, leaving the key rate at 4.75%. Reducing rates stimulates economic growth by lowering borrowing costs. Reassured by the Federal Reserve's effort to protect the U.S. economy, financial markets calmed down, and many investors saw less need to own conservative assets such as Treasuries.

Owning Treasuries hurt our performance
As 1998 drew to a close, concern about a potential recession in the United States was replaced by fears that the economy was growing rapidly enough to ignite higher inflation. Investors dislike inflation because it erodes the value of a bond's fixed interest payments. Investors therefore typically push bond yields higher and prices lower in order to compensate for an anticipated rise in inflation. Under this scenario, we expected the sell-off in Treasuries to continue--and it did. We cut Treasuries from 19.5% of the Fund's total investments as of October 31, 1998 to 11.8% as of April 30, 1999 primarily by selling
Treasury notes maturing in eight years. Trimming
Treasuries helped to lower the Fund's duration from 3.9 years to 3.3 years. Duration is a measure of the Fund's sensitivity to changes in interest rates. The shorter duration made the Fund less sensitive to the rise in Treasury yields and the decline in their prices. Nevertheless, the Fund's still considerable exposure to Treasuries and the bonds of other dollar-bloc nations (Canada, Australia, and New Zealand) hurt its performance.

Merger Proposal
The Directors have approved a proposal to merge the Fund into The Global Total Return Fund, Inc., which is also managed by Gabriel Irwin and Simon Wells. The proposal will have to be approved by a shareholder proxy vote in July 1999. If approved, the merger is set to occur in September 1999.

Buying emerging market bonds helped the Fund
In contrast to the dismal performance of Treasuries, prices of emerging market bonds climbed, helped by positive developments in Brazil. After the Brazilian currency, the real, was devalued in January 1999, the nation's government acted quickly to regain the confidence of global investors.
It cut spending, raised taxes, and appointed a new central bank president who lowered interest rates as the value of the real stabilized. Encouraged by these moves, investor demand increased for Brazilian debt securities and other emerging market bonds. A portion of our proceeds from selling Treasuries was invested in the government bonds of emerging market nations such as Argentina, Panama, and Venezuela, some of which were denominated in U.S. dollars. We also bought bonds of Corporacion Andina de Formento, a supranational entity.
Increasing exposure to emerging market bonds from 17.25% of the Fund's total investments as of October 31, 1998 to 22% at the end of April 1999 helped its performance.

Similarly, the Fund benefited from owning government bonds of Germany and several other European nations (35.7% of its total investments as of the end of April 1999). Their prices rose amid lackluster economic growth and continued low inflation. Among emerging market and European debt securities, long-term bonds posted the sharpest price increases. Because the Fund is generally limited to holding bonds maturing in 10 years or less, it failed to reap the full benefit of this rally.

Looking Ahead
European bonds favored over Treasuries
In the first four months of 1999, the new European single currency, the euro, lost more than 9% against the U.S. dollar. This trend reflected concern about the Kosovo conflict and the superior performance of the U.S. economy relative to that of Europe. U.S. economic growth has remained so strong that the Federal Reserve is considering increasing short-term rates due to concern about the potential buildup of inflation. By contrast, the combination of sluggish economic growth and tame inflation in the 11-nation euro currency zone continues to bode well for its bonds. That is why we will continue to favor European government bonds over Treasuries in coming months. We believe European economic growth will begin to rebound as the weak euro has made the region's exports more competitive.

Five Largest Issuers
Expressed as a percentage of net assets as of 4/30/99

U.S. Treasury Bonds         11.8%
Danish Government Bonds      6.7
Queensland Treasury Corp.    5.1
German Government Bonds      4.1
Federal National Mortgage    3.2
Association (AUD)

A Message to Our Shareholders      June 18, 1999

(PHOTO)

Dear Shareholder:

In the last couple of years, the recurring possibility of a global economic crisis caused investors to focus on securities they perceived to be safe. In the equity market, they focused on the stocks of a handful of very large companies that were perceived to be well-buffeted from an economic slowdown. These stocks became very expensive--out of proportion to their earnings expectations. As a result, there was a substantial disparity in value between large and small companies, and between growth and value stocks.

Since earlier this year, however, that gap has narrowed significantly amid news of strong U.S. economic growth and faster-than-expected global stability. While the long-term prospects of U.S. growth stocks are still very good, many of the smaller and economically sensitive companies favored by our value managers now are posting very attractive returns.

In the bond market, U.S. Treasuries and select European government bonds were the major beneficiaries of the flight to quality that occurred in recent years. When this trend reversed itself toward the end of 1998, other sectors of the bond market rebounded. However, with a strong U.S. economy comes the threat of higher inflation-- which erodes the value of bonds' fixed interest payments.
The recent inflation concerns jolted the bond market and helped send long-term interest rates to a 19-month high.

The winds of change in the equity market and the recent turbulence in the bond market not only highlight the value of professional portfolio management, they illustrate why investors should have a well-diversified asset allocation strategy. It is also a good practice to rebalance your holdings, when necessary, to keep your asset allocation consistent with your long-term objectives and risk tolerance. A properly diversified portfolio of value- and growth-oriented equity funds, international bond funds, and money market funds could help you weather inevitable market turbulence and achieve more consistent returns over time. Prudential offers a wide range of mutual funds to help our shareholders diversify, as well as several balanced and diversified funds to allow one-decision diversification.

Thank you for your continued confidence in Prudential mutual funds.

Sincerely,

John R. Strangfeld
Chief Investment Officer
Prudential Investments

Portfolio of Investments as           PRUDENTIAL GLOBAL LIMITED
of April 30, 1999                     MATURITY FUND, INC.
(Unaudited)                           LIMITED MATURITY PORTFOLIO
------------------------------------------------------------
------------------------------------------------------------

Principal                                        US$
Amount                                           Value
(000)        Description                         (Note 1)
-----------------------------------------------------------
LONG-TERM INVESTMENTS--83.0%
-----------------------------------------------------------
Australia--8.3%
A$     2,675 Federal National Mortgage
                Association,
                6.375%, 8/15/07                  $ 1,838,320
     4,000   Queensland Treasury Corporation,
                8.00%, 5/14/03                     2,900,248
                                                 -----------
                                                   4,738,568
------------------------------------------------------------
Canada--5.8%
C$     2,000 British Columbia Municipal Fin.
                Auth.,
                6.75%, 4/24/07                     1,479,507
     2,500   Province of Quebec,
                6.50%, 10/1/07                     1,827,810
                                                 -----------
                                                   3,307,317
------------------------------------------------------------
Denmark--6.7%
DKr   23,000 Danish Government Bonds,
                7.00%, 12/15/04                    3,818,166
------------------------------------------------------------
Euro--8.3%
EUR    1,134 Dutch Government Bonds,
                6.50%, 4/15/03                     1,349,870
             German Government Bonds,
     1,303   6.00%, 1/5/06                         1,573,163
     1,000   Zero Coupon, 7/4/07                     773,903
       800   Spanish Government Bonds,
                8.00%, 5/30/04                     1,029,368
                                                 -----------
                                                   4,726,304
Germany--6.1%
DM     3,000 Republic of Columbia,
                7.25%, 12/21/00                  $ 1,682,312
     3,000   Tokyo Gas Co. Ltd.,
                7.00%, 7/27/05                     1,825,954
                                                 -----------
                                                   3,508,266
------------------------------------------------------------
Greece--1.9%
GRD  325,000 Hellenic Republic,
                11.90%, 12/31/03, FRN              1,094,912
------------------------------------------------------------
Hungary--0.2%
HUF   30,000 Hungarian Government Bonds,
                15.00%, 7/24/01                      129,871
------------------------------------------------------------
New Zealand--5.6%
NZ$    2,800 Federal National Mortgage
                Association,
                7.25%, 6/20/02                     1,631,628
     1,400   Int'l Bank Recon. & Dev.,
                7.25%, 5/27/03                       819,529
     1,200   New Zealand Government Bonds,
                8.00%, 4/15/04                       744,189
                                                 -----------
                                                   3,195,346
------------------------------------------------------------
Russia--0.1%
             European Bank Recon. & Dev.,
Rub     2,200 31.00%, 5/5/00                          46,307
     3,500   Zero Coupon, 5/28/02                     14,167
                                                 -----------
                                                      60,474

--------------------------------------------------------------------------------
See Notes to Financial Statements.     3

Portfolio of Investments as           PRUDENTIAL GLOBAL LIMITED
of April 30, 1999                     MATURITY FUND, INC.
(Unaudited)                           LIMITED MATURITY PORTFOLIO
------------------------------------------------------------

Principal                                        US$
Amount                                           Value
(000)        Description                         (Note 1)
------------------------------------------------------------
Sweden--3.0%
SEK   13,000 Swedish Government Bonds,
                6.00%, 2/9/05                    $ 1,729,114
------------------------------------------------------------
United Kingdom--5.7%
BP       421 Banco Central del Uruguay,
                6.00%, 2/19/07, FRN                  620,369
       500   United Kingdom Treasury Notes,
                9.00%, 10/13/08                    1,064,777
       900   Powergen PLC,
                8.875%, 3/26/03                    1,584,002
                                                 -----------
                                                   3,269,148
------------------------------------------------------------
United States--31.3%
Central Banks--3.0%
US$      750 Banco del Estado Chile,
                8.39%, 8/1/01                        771,218
     1,000   Central Bank of Tunisia,
                7.50%, 9/19/07                       970,000
                                                 -----------
                                                   1,741,218
------------------------------------------------------------
Sovereign Bonds--12.2%
       500   Jamaican Government Bonds,
                9.625%, 7/2/02                       460,000
     1,000   Ministry of Finance (Russia),
                10.00%, 6/26/07                      401,250
       500   National Republic of Bulgaria,
                2.50%, 7/28/12                       303,150
       465   Republic of Argentina, FRB,
                5.9375%, 3/31/05                     413,292
       246   Republic of Brazil, IDU,
                6.0625%, 1/1/01                      233,405
US$    1,434 Republic of Croatia, FRN,
                5.8125%, 7/31/06                 $ 1,182,947
     1,000   Republic of Italy,
                7.00%, 9/18/01                     1,029,500
       400   Republic of Lithuania,
                7.125%, 7/22/02                      372,000
       400   Republic of Panama,
                7.875%, 2/13/02                      389,000
       214   Republic of Venezuela,
                5.9375%, 12/18/07                    171,963
       500   Sultan of Oman,
                7.125%, 3/20/02                      504,375
     1,015   Trinidad & Tobago Republic,
                9.75%, 11/3/00                     1,025,150
       500   United Mexican States,
                9.75%, 2/6/01                        521,375
                                                 -----------
                                                   7,007,407
------------------------------------------------------------
Supranational Bonds--4.3%
       500   Corporacion Andina de Formento,
                5.9261%, 4/3/01                      490,000
     2,000   General Motors Acceptance Corp.,
                Global Note,
                5.75%, 11/10/03                    1,975,800
                                                 -----------
                                                   2,465,800
------------------------------------------------------------
U.S. Government Obligations--11.8%
             United States Treasury Bonds,
     3,500   6.125%, 9/30/00                       3,549,770
     1,000   7.875%, 11/15/04                      1,120,620
     2,000   6.25%, 2/15/07                        2,105,320
                                                 -----------
                                                   6,775,710
                                                 -----------
                                                  17,990,135
                                                 -----------
             Total long-term investments
                (cost US$50,014,433)              47,567,621
                                                 -----------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     4

PRUDENTIAL GLOBAL LIMITED
MATURITY FUND, INC.
LIMITED MATURITY PORTFOLIO
Portfolio of Investments as of April 30, 1999
(Unaudited)
------------------------------------------------------------

Principal                                        US$
Amount                                           Value
(000)        Description                         (Note 1)
------------------------------------------------------------
SHORT-TERM INVESTMENTS--13.4%
------------------------------------------------------------
Hungary--1.3%
             Hungarian Government Bonds,
HUF  130,000 16.50%, 7/24/99                     $   550,624
    50,000   16.00%, 4/12/00                         213,921
                                                 -----------
                                                     764,545
------------------------------------------------------------
Netherlands--1.7%
NLG    2,000 Republic of Argentina,
                7.625%, 7/5/99                       957,262
------------------------------------------------------------
United States--1.8%
US$    1,000 Cadbury Schweppes PLC,
                6.25%, 10/4/99                     1,002,500
------------------------------------------------------------
Repurchase Agreement--8.6%
     4,958   Joint Repurchase Agreement
                Account,
                4.90%, 5/3/99, (Note 5)            4,958,000
                                                 -----------
             Total short-term investments
                (cost US$7,941,623)                7,682,307
                                                 -----------
------------------------------------------------------------
Total Investments--96.4%
             (cost US$57,956,056; Note 4)         55,249,928
             Other assets in excess of
                liabilities--3.6%                  2,080,909
                                                 -----------
             Net Assets--100%                    $57,330,837
                                                 -----------
                                                 -----------

---------------
Portfolio securities are classified by country according to the security's currency denomination.
FRB--Floating Rate Bond.
FRN--Floating Rate Note.
IDU--Interest Due and Unpaid Bonds.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     5

                                          PRUDENTIAL GLOBAL LIMITED
Statement of Assets and Liabilities       MATURITY FUND, INC.
(Unaudited)                               LIMITED MATURITY PORTFOLIO
--------------------------------------------------------------------------------

Assets                                                                                                           April 30, 1999
Investments, at value (cost $57,956,056)....................................................................       $ 55,249,928
Foreign currency, at value (cost $766,895)..................................................................            764,479
Interest receivable.........................................................................................          1,129,372
Receivable for investments sold.............................................................................            728,499
Forward currency contracts - net amount receivable from counterparties......................................             64,705
Receivable for Fund shares sold.............................................................................              3,997
Other assets................................................................................................              1,708
                                                                                                                  --------------
   Total assets.............................................................................................         57,942,688
                                                                                                                  --------------
Liabilities
Bank overdraft..............................................................................................              7,704
Forward currency contracts - net amount payable to counterparties...........................................            161,375
Payable for Fund shares reacquired..........................................................................            141,078
Accrued expenses............................................................................................            135,713
Dividends payable...........................................................................................            127,352
Due to Manager..............................................................................................             26,276
Due to Distributor..........................................................................................             12,353
                                                                                                                  --------------
   Total liabilities........................................................................................            611,851
                                                                                                                  --------------
Net Assets..................................................................................................       $ 57,330,837
                                                                                                                  --------------
                                                                                                                  --------------
Net assets were comprised of:
   Common stock, at par.....................................................................................       $      7,530
   Paid-in capital in excess of par.........................................................................        113,506,668
                                                                                                                  --------------
                                                                                                                    113,514,198
   Distributions in excess of net investment income.........................................................           (834,963)
   Accumulated net realized loss on investments.............................................................        (52,493,525)
   Net unrealized depreciation on investments and foreign currencies........................................         (2,854,873)
                                                                                                                  --------------
Net assets, April 30, 1999..................................................................................       $ 57,330,837
                                                                                                                  --------------
                                                                                                                  --------------
Class A:
   Net asset value and redemption price per share
      ($56,249,371 / 7,388,612 shares of common stock issued and outstanding)...............................              $7.61
   Maximum sales charge (3.00% of offering price)...........................................................                .24
                                                                                                                  --------------
   Maximum offering price to public.........................................................................              $7.85
                                                                                                                  --------------
                                                                                                                  --------------
Class B:
   Net asset value, offering price and redemption price per share
      ($996,379 / 130,014 shares of common stock issued and outstanding)....................................              $7.66
                                                                                                                  --------------
                                                                                                                  --------------
Class C:
   Net asset value and redemption price per share
      ($33,842 / 4,416 shares of common stock issued and outstanding).......................................              $7.66
   Sales charge (1.00% of offering price)...................................................................                .08
                                                                                                                  --------------
   Offering price to public.................................................................................              $7.74
                                                                                                                  --------------
                                                                                                                  --------------
Class Z:
   Net asset value, offering price and redemption price per share
      ($51,245 / 6,697 shares of common stock issued and outstanding).......................................              $7.65
                                                                                                                  --------------
                                                                                                                  --------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     6

PRUDENTIAL GLOBAL LIMITED
MATURITY FUND, INC.
LIMITED MATURITY PORTFOLIO
Statement of Operations (Unaudited)
------------------------------------------------------------

                                                  Six Months
                                                    Ended
Net Investment Income                           April 30, 1999
Income
   Interest (net of foreign withholding tax
      of $378)...............................    $  2,391,622
                                                --------------
Expenses
   Management fee............................         170,136
   Distribution fee--Class A.................          64,993
   Distribution fee--Class B.................           4,641
   Distribution fee--Class C.................             178
   Custodian's fees and expenses.............          89,000
   Transfer agent's fees and expenses........          60,000
   Reports to shareholders...................          19,000
   Audit fees and expenses...................          16,000
   Legal fees and expenses...................          12,000
   Directors' fees and expenses..............          10,000
   Registration fees.........................           7,000
   Miscellaneous.............................           1,780
                                                --------------
      Total expenses.........................         454,728
                                                --------------
Net investment income........................       1,936,894
                                                --------------
Realized and Unrealized
Loss on Investments and
Foreign Currency Transactions
Net realized loss on:
   Investment transactions...................        (211,654)
   Foreign currency transactions.............         (77,266)
                                                --------------
                                                     (288,920)
                                                --------------
Net change in unrealized appreciation
   (depreciation) of:
   Investments...............................        (838,828)
   Foreign currencies........................        (165,485)
                                                --------------
                                                   (1,004,313)
                                                --------------
Net loss on investments and foreign
   currencies................................      (1,293,233)
                                                --------------
Net Increase in Net Assets
Resulting from Operations....................    $    643,661
                                                --------------
                                                --------------

PRUDENTIAL GLOBAL LIMITED
MATURITY FUND, INC.
LIMITED MATURITY PORTFOLIO
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------

                                     Six Months
                                        Ended        Year Ended
Increase (Decrease)                   April 30,     October 31,
in Net Assets                           1999            1998
Operations
   Net investment income...........  $ 1,936,894    $  5,065,455
   Net realized loss on investment
      and foreign currency
      transactions.................     (288,920)     (3,744,181)
   Net change in unrealized
      appreciation (depreciation)
      of investments and foreign
      currencies...................   (1,004,313)      1,210,478
                                     -----------    ------------
Net increase in net assets
   resulting from operations.......      643,661       2,531,752
                                     -----------    ------------
Dividends and distributions (Note 1):
   Dividends from net investment
      income
      Class A......................   (1,898,543)     (4,900,891)
      Class B......................      (35,445)       (157,098)
      Class C......................       (1,356)         (4,724)
      Class Z......................       (1,550)         (2,742)
                                     -----------    ------------
                                      (1,936,894)     (5,065,455)
                                     -----------    ------------
   Distributions in excess of net
      investment income
      Class A......................     (225,653)     (2,132,264)
      Class B......................       (4,213)        (68,349)
      Class C......................         (161)         (2,055)
      Class Z......................         (184)         (1,193)
                                     -----------    ------------
                                        (230,211)     (2,203,861)
                                     -----------    ------------
   Tax return of capital distributions
      Class A......................           --        (964,282)
      Class B......................           --         (30,910)
      Class C......................           --            (929)
      Class Z......................           --            (539)
                                     -----------    ------------
                                              --        (996,660)
                                     -----------    ------------
Fund share transactions (net of
   share conversions) (Note 6):
   Net proceeds from shares sold...      288,399         910,000
   Net asset value of shares issued
      in reinvestment of dividends
      and distributions............    1,307,551       4,998,800
   Cost of shares reacquired.......   (8,940,815)    (23,133,758)
                                     -----------    ------------
Net decrease in net assets from
   Fund share transactions.........   (7,344,865)    (17,224,958)
                                     -----------    ------------
Total decrease.....................   (8,868,309)    (22,959,182)
Net Assets
Beginning of period................   66,199,146      89,158,328
                                     -----------    ------------
End of period......................  $57,330,837    $ 66,199,146
                                     -----------    ------------
                                     -----------    ------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     7

                                        PRUDENTIAL GLOBAL LIMITED
Notes to Financial Statements           MATURITY FUND, INC.
(Unaudited)                             LIMITED MATURITY PORTFOLIO
--------------------------------------------------------------------------------
Prudential Global Limited Maturity Fund, Inc. (the 'Fund') is registered under the Investment Company Act of 1940 as a nondiversified, open-end, management investment company. The Fund was incorporated in Maryland on February 21, 1990. The Limited Maturity Portfolio (the 'Portfolio') commenced investment operations on November 1, 1990. The investment objective of the Portfolio is to maximize total return, the components of which are current income and capital appreciation, by investing primarily in a portfolio of investment grade debt securities. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific country or industry.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Securities Valuation: In valuing the Fund's assets, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the then current currency value. Government securities for which quotations are available will be based on prices provided by an independent pricing service or broker-dealer. Other portfolio securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the average of the quoted bid and asked prices provided by an independent pricing service or by principal market makers. Any security for which the primary market is on an exchange is valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last bid and asked prices on such day or at the bid price on such day in the absence of an asked price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.
Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost which approximates market value.
In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:
(i) market value of investment securities, other assets and liabilities--at the closing daily rate of exchange;
(ii) purchases and sales of investment securities, income and expenses--at the rate of exchange prevailing on the respective dates of such transactions. Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term debt securities sold during the fiscal period. Accordingly, such realized foreign currency gains and losses are included in the reported net realized gains (losses) on investment transactions.
Net realized gain on foreign currency transactions represents net foreign exchange gains or losses from sales and maturities of short-term securities, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of interest and foreign taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at fiscal period end exchange rates are reflected as a component of net unrealized appreciation/depreciation on investments and foreign currencies. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.
Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its
--------------------------------------------------------------------------------
                                       8

                                        PRUDENTIAL GLOBAL LIMITED
Notes to Financial Statements           MATURITY FUND, INC.
(Unaudited)                             LIMITED MATURITY PORTFOLIO
--------------------------------------------------------------------------------
foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on investments and foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses from security and currency transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Fund amortizes discounts on purchases of debt securities as adjustments to income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.
Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Dividends and Distributions: The Fund declares daily and pays dividends from book basis net investment income monthly and makes distributions at least annually of any net capital gains. Dividends and distributions are recorded on the ex-dividend date.
Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions.
Reclassification of Capital Accounts: The Portfolio accounts and reports for distributions to shareholders in accordance with American Institute of Certified Public Accountants (AICPA) Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. The effect of applying this Statement of Position was to reclassify $511,535 of foreign currency losses from accumulated net realized losses on investments to distributions in excess of net investment income. Net investment income, net realized gains and net assets were not affected by this change.
Taxes: It is the intent of the Fund to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.
Withholding taxes on foreign interest have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ('PIC'); PIC, through an agreement with PRICOA Asset Management Ltd. ('PRICOA'), furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the services of PIC (which in turn pays PRICOA), the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.
The management fee paid PIFM is computed daily and payable monthly at an annual rate of .55 of 1% of the average daily net assets of the Portfolio.
The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, B, C and Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.
Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .15 of 1%, .75 of 1% and .75 of 1% of the average daily net assets of the Class A, B and C shares, respectively, for the period November 1, 1998 through December 31, 1998. Effective January 1, 1999, such expenses under the Plans were .25 of 1%, .75 of 1% and .75 of 1% of the average daily net assets of the Class A, B and C shares, respectively.
--------------------------------------------------------------------------------
                                        PRUDENTIAL GLOBAL LIMITED
Notes to Financial Statements           MATURITY FUND, INC.
(Unaudited)                             LIMITED MATURITY PORTFOLIO
--------------------------------------------------------------------------------
PIMS has advised the Fund that it has received approximately $300 in front-end sales charges resulting from sales of Class A and Class C shares during the six months ended April 30, 1999. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.
PIMS has advised the Fund that for the six months ended April 30, 1999, it received approximately $2,400 and $200 in contingent deferred sales charges imposed upon certain redemptions by Class B and C shareholders, respectively.
As of March 11, 1999, the Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $1 billion. The Funds pay a commitment fee at an annual rate of .065 of 1% on the unused portion of the credit facility, which is accrued and paid quarterly on a pro rata basis by the Funds. The SCA expires on March 9, 2000. Prior to March 11, 1999, the Funds had a credit agreement with a maximum commitment of $200,000,000. The commitment fee was .055 of 1% on the unused portion of the credit facility. The Fund did not borrow any amounts pursuant to either agreement during the six months ended March 31, 1999. The purpose of the agreements is to serve as an alternative source of funding for capital share redemptions.
PIMS, PIFM, PIC and PRICOA are indirect, wholly owned subsidiaries of The Prudential Insurance Company of America.
------------------------------------------------------------
Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent and during the six months ended April 30, 1999, the Portfolio incurred fees of approximately $50,800 for the services of PMFS. As of April 30, 1999, approximately $9,100 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.
------------------------------------------------------------
Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments and options, for the six months ended April 30, 1999 aggregated $14,015,745 and $23,224,785, respectively.
The United States federal income tax basis of the Portfolio's investments at April 30, 1999 was substantially the same as for financial reporting purposes and, accordingly, net unrealized depreciation of investments was $2,706,128 (gross unrealized appreciation--$766,622; gross unrealized depreciation--$3,472,750).
For federal income tax purposes, the Portfolio had a capital loss carryforward as of October 31, 1998, of approximately $52,716,100 of which $4,207,200 expires in 2000, $32,949,600 expires in 2001, $12,011,000 expires in 2002, $1,565,600 expires in 2003, $326,200 expires in 2004 and $1,656,500 expires in 2006.
Accordingly, no capital gains distributions are expected to be paid to shareholders until future net gains have been realized in excess of such carryforward.
At April 30, 1999, the Portfolio had outstanding forward currency contracts both to purchase and sell foreign currencies as follows:

                              Value at
Forward Currency           Settlement Date     Current
Purchase Contracts             Payable          Value       Depreciation
-------------------------- ---------------   -----------   --------------
Euros,
  expiring 5/25/99........   $ 2,058,109     $ 2,056,442      $ (1,667)
Swedish Krona,
  expiring 5/6/99.........       882,620         867,506       (15,114)
                           ---------------   -----------   --------------
                             $ 2,940,729     $ 2,923,948      $(16,781)
                           ---------------   -----------   --------------
                           ---------------   -----------   --------------

                             Value at
Forward Currency          Settlement Date     Current     Appreciation/
Sale Contracts              Receivable         Value      Depreciation
------------------------- ---------------   -----------   ------------
Canadian Dollars,
  expiring 5/25/99.......   $ 2,303,523     $ 2,330,497     $(26,974)
Euros,
  expiring 5/6/99........       882,620         862,750       19,870
Greek Drachma,
  expiring 5/25/99.......     1,109,380       1,110,955       (1,575)
Japanese Yen,
  expiring 5/25/99.......       847,249         842,478        4,771
New Zealand Dollars,
  expiring 5/25/99.......     6,884,717       7,000,182     (115,465)
Pound Sterling,
  expiring 5/25/99.......       948,729         949,309         (580)
Swiss Francs,
  expiring 5/25/99.......     4,714,475       4,674,411       40,064
                          ---------------   -----------   ------------
                            $17,690,693     $17,770,582     $(79,889)
                          ---------------   -----------   ------------
                          ---------------   -----------   ------------

--------------------------------------------------------------------------------
                                       10

                                        PRUDENTIAL GLOBAL LIMITED
Notes to Financial Statements           MATURITY FUND, INC.
(Unaudited)                             LIMITED MATURITY PORTFOLIO
--------------------------------------------------------------------------------
Note 5. Joint Repurchase Agreement Account
The Portfolio, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or Federal agency obligations. As of April 30, 1999, the Portfolio has a 0.9% undivided interest in the repurchase agreements in the joint account. The undivided interest for the Portfolio represents $4,958,000 in principal amount. As of such date, each repurchase agreement in the joint account and the value of the collateral therefor were as follows:
Bear, Stearns & Co., Inc., 4.90%, in the principal amount of $150,000,000, repurchase price $150,061,250, due 5/3/99. The value of the collateral including accrued interest was $153,641,618.
Merrill Lynch, Pierce, Fenner & Smith, Inc., 4.90%, in the principal amount of $121,448,000, repurchase price $121,497,591, due 5/3/99. The value of the collateral including accrued interest was $123,877,485.
Salomon Smith Barney, Inc., 4.90%, in the principal amount of $150,000,000, repurchase price $150,061,250, due 5/3/99. The value of the collateral including accrued interest was $153,037,359.
Warburg Dillon Read LLC, 4.90%, in the principal amount of $150,000,000, repurchase price $150,061,250, due 5/3/99. The value of the collateral including accrued interest was $153,001,025.
------------------------------------------------------------
Note 6. Capital
The Portfolio offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3.0%. Class B shares are sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Prior to November 2, 1998, Class C shares were sold with a contingent deferred sales charge of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. The Portfolio has authorized 2 billion shares of common stock at $.001 par value per share equally divided into Class A, B, C and Z shares.
Transactions in shares of common stock for the six months ended April 30, 1999 and the year ended October 31, 1998 were as follows:

Class A                                 Shares         Amount
------------------------------------  ----------    ------------
Six months ended April 30, 1999:
Shares sold.........................      29,104    $    226,905
Shares issued in reinvestment of
  dividends and distributions.......     165,599       1,281,405
Shares reacquired...................  (1,114,134)     (8,599,958)
                                      ----------    ------------
Net decrease in shares outstanding
  before conversion.................    (919,431)     (7,091,648)
Shares issued upon conversion from
  Class B...........................      38,263         297,545
                                      ----------    ------------
Net decrease in shares
  outstanding.......................    (881,168)   $ (6,794,103)
                                      ----------    ------------
                                      ----------    ------------
Year ended October 31, 1998:
Shares sold.........................      60,910    $    492,071
Shares issued in reinvestment of
  dividends and distributions.......     595,087       4,814,179
Shares reacquired...................  (2,675,177)    (21,698,873)
                                      ----------    ------------
Net decrease in shares outstanding
  before conversion.................  (2,019,180)    (16,392,623)
Shares issued upon conversion from
  Class B...........................     165,902       1,366,795
                                      ----------    ------------
Net decrease in shares
  outstanding.......................  (1,853,278)   $(15,025,828)
                                      ----------    ------------
                                      ----------    ------------
Class B
------------------------------------
Six months ended April 30, 1999:
Shares sold.........................       5,623    $     43,747
Shares issued in reinvestment of
  dividends and distributions.......       3,013          23,486
Shares reacquired...................     (39,519)       (308,390)
                                      ----------    ------------
Net decrease in shares outstanding
  before conversion.................     (30,883)       (241,157)
Shares reacquired upon conversion
  into Class A......................     (38,019)       (297,545)
                                      ----------    ------------
Net decrease in shares
  outstanding.......................     (68,902)   $   (538,702)
                                      ----------    ------------
                                      ----------    ------------
Year ended October 31, 1998:
Shares sold.........................      42,084    $    342,479
Shares issued in reinvestment of
  dividends and distributions.......      21,298         173,540
Shares reacquired...................    (165,425)     (1,347,329)
                                      ----------    ------------
Net decrease in shares outstanding
  before conversion.................    (102,043)       (831,310)
Shares reacquired upon conversion
  into Class A......................    (165,049)     (1,366,795)
                                      ----------    ------------
Net decrease in shares
  outstanding.......................    (267,092)   $ (2,198,105)
                                      ----------    ------------
                                      ----------    ------------

--------------------------------------------------------------------------------
                                        PRUDENTIAL GLOBAL LIMITED
Notes to Financial Statements           MATURITY FUND, INC.
(Unaudited)                             LIMITED MATURITY PORTFOLIO
--------------------------------------------------------------------------------

Class C                                 Shares         Amount
------------------------------------  ----------    ------------
Six months ended April 30, 1999:
Shares sold.........................       2,015    $     15,747
Shares issued in reinvestment of
  dividends and distributions.......         115             897
Shares reacquired...................      (4,200)        (32,467)
                                      ----------    ------------
Net decrease in shares
  outstanding.......................      (2,070)   $    (15,823)
                                      ----------    ------------
                                      ----------    ------------
Year ended October 31, 1998:
Shares sold.........................       3,889    $     32,000
Shares issued in reinvestment of
  dividends and distributions.......         820           6,683
Shares reacquired...................     (10,850)        (87,472)
                                      ----------    ------------
Net decrease in shares
  outstanding.......................      (6,141)   $    (48,789)
                                      ----------    ------------
                                      ----------    ------------
Class Z
------------------------------------
Six months ended April 30, 1999:
Shares sold.........................         258    $      2,000
Shares issued in reinvestment of
  dividends and distributions.......         227           1,763
                                      ----------    ------------
Net increase in shares
  outstanding.......................         485    $      3,763
                                      ----------    ------------
                                      ----------    ------------
Year ended October 31, 1998:
Shares sold.........................       5,175    $     43,450
Shares issued in reinvestment of
  dividends and distributions.......         543           4,398
Shares reacquired...................         (11)            (84)
                                      ----------    ------------
Net increase in shares
  outstanding.......................       5,707    $     47,764
                                      ----------    ------------
                                      ----------    ------------

------------------------------------------------------------
Note 7. Proposed Merger
On May 26, 1999, the Directors approved an Agreement and Plan of Reorganization and Liquidation of the Fund (the 'Plan of Reorganization') which provides for the transfer of substantially all of the assets and liabilities of the Fund to The Global Total Return Fund, Inc. Class A, B, C, and Z shares of the Fund will be exchanged at net asset value for Class A, B, C, and Z shares of the equivalent value of The Global Total Return Fund, Inc. The Fund will then cease operations.
--------------------------------------------------------------------------------

                                              PRUDENTIAL GLOBAL LIMITED
                                              MATURITY FUND, INC.
Financial Highlights (Unaudited)              LIMITED MATURITY PORTFOLIO
--------------------------------------------------------------------------------

                                                                                 Class A
                                                  ----------------------------------------------------------------------
                                                  Six Months
                                                    Ended                        Year Ended October 31,
                                                  April 30,      -------------------------------------------------------
                                                   1999(b)       1998(b)     1997(b)      1996        1995        1994
                                                  ----------     -------     -------     -------     -------     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..........     $   7.80      $  8.41     $  8.82     $  8.39     $  8.56     $  9.29
                                                  ----------     -------     -------     -------     -------     -------
Income from investment operations
Net investment income.........................          .24          .54         .60         .60         .61         .70
Net realized and unrealized gain (loss) on
   investment and foreign currency
   transactions...............................         (.16)        (.29)       (.16)        .40        (.21)       (.86)
                                                  ----------     -------     -------     -------     -------     -------
   Total from investment operations...........          .08          .25         .44        1.00         .40        (.16)
                                                  ----------     -------     -------     -------     -------     -------
Less distributions
Dividends from net investment income..........         (.24)        (.54)       (.60)       (.57)       (.48)      --
Distributions in excess of net investment
   income.....................................         (.03)        (.22)       (.25)      --          --          --
Tax return of capital distributions...........       --             (.10)      --          --           (.09)       (.57)
                                                  ----------     -------     -------     -------     -------     -------
   Total distributions........................         (.27)        (.86)       (.85)       (.57)       (.57)       (.57)
                                                  ----------     -------     -------     -------     -------     -------
Net asset value, end of period................     $   7.61      $  7.80     $  8.41     $  8.82     $  8.39     $  8.56
                                                  ----------     -------     -------     -------     -------     -------
                                                  ----------     -------     -------     -------     -------     -------
TOTAL RETURN(a):..............................         1.12%        3.01%       5.14%      12.35%       4.92%      (1.89)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...............     $ 56,249      $64,538     $85,109     $69,051     $18,216     $28,841
Average net assets (000)......................     $ 61,035      $73,853     $83,590     $53,284     $20,153     $38,000
Ratios to average net assets:
   Expenses, including distribution fees......         1.46%(c)     1.36%       1.35%       1.32%       1.21%       1.17%
   Expenses, excluding distribution fees......         1.24%(c)     1.21%       1.20%       1.17%       1.06%       1.02%
   Net investment income......................         6.27%(c)     6.65%       6.94%       7.12%       7.25%       7.67%
For Class A, B, C and Z shares:
   Portfolio turnover rate....................           25%          40%         53%        101%        199%        232%

---------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(b) Calculated based upon average shares outstanding during the period.
(c) Annualized.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     13

                                              PRUDENTIAL GLOBAL LIMITED
                                              MATURITY FUND, INC.
Financial Highlights (Unaudited)              LIMITED MATURITY PORTFOLIO
--------------------------------------------------------------------------------

                                                                                   Class B
                                                  --------------------------------------------------------------------------
                                                  Six Months
                                                    Ended                          Year Ended October 31,
                                                  April 30,      -----------------------------------------------------------
                                                   1999(b)       1998(b)     1997(b)        1996         1995         1994
                                                     -----       -------     --------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..........      $ 7.85       $  8.45     $   8.85     $   8.42     $   8.56     $   9.29
                                                     -----       -------     --------     --------     --------     --------
Income from investment operations
Net investment income.........................         .22           .51          .55          .55          .56          .62
Net realized and unrealized gain (loss) on
   investment and foreign currency
   transactions...............................        (.16)         (.31)        (.16)         .40         (.19)        (.86)
                                                     -----       -------     --------     --------     --------     --------
   Total from investment operations...........         .06           .20          .39          .95          .37         (.24)
                                                     -----       -------     --------     --------     --------     --------
Less distributions
Dividends from net investment income..........        (.22)         (.51)        (.55)        (.52)        (.43)       --
Distributions in excess of net investment
   income.....................................        (.03)         (.19)        (.24)       --           --           --
Tax return of capital distributions...........       --             (.10)       --           --            (.08)        (.49)
                                                     -----       -------     --------     --------     --------     --------
   Total distributions........................        (.25)         (.80)        (.79)        (.52)        (.51)        (.49)
                                                     -----       -------     --------     --------     --------     --------
Net asset value, end of period................      $ 7.66       $  7.85     $   8.45     $   8.85     $   8.42     $   8.56
                                                     -----       -------     --------     --------     --------     --------
                                                     -----       -------     --------     --------     --------     --------
TOTAL RETURN(a):..............................        0.84%         2.48%        4.59%       11.61%        4.60%       (2.62)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...............      $  996       $ 1,562     $  2,397     $ 44,804     $108,454     $188,966
Average net assets (000)......................      $1,248       $ 2,397     $ 17,941     $ 70,794     $139,248     $281,143
Ratios to average net assets:
   Expenses, including distribution fees......        1.99%(c)      1.96%        1.95%        1.92%        1.83%        1.97%
   Expenses, excluding distribution fees......        1.24%(c)      1.21%        1.20%        1.17%        1.08%        1.02%
   Net investment income......................        5.73%(c)      6.03%        6.34%        6.51%        6.61%        6.82%

---------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(b) Calculated based upon average shares outstanding during the period.
(c) Annualized.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     14

                                              PRUDENTIAL GLOBAL LIMITED
                                              MATURITY FUND, INC.
Financial Highlights (Unaudited)              LIMITED MATURITY PORTFOLIO
--------------------------------------------------------------------------------

                                                                                   Class C
                                                  --------------------------------------------------------------------------
                                                                                                                  August 1,
                                                  Six Months                                                       1994(b)
                                                    Ended                  Year Ended October 31,                  Through
                                                  April 30,      -------------------------------------------     October 31,
                                                   1999(e)       1998(e)     1997(e)      1996        1995          1994
                                                     -----       -------     -------     -------     -------          ---
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..........      $ 7.85       $ 8.45      $  8.85     $  8.42     $  8.56        $8.61
                                                     -----       -------     -------     -------     -------          ---
Income from investment operations
Net investment income.........................         .22          .50          .55         .55         .54          .14
Net realized and unrealized gain (loss) on
   investment and foreign currency
   transactions...............................        (.16)        (.30 )       (.16)        .40        (.17)        (.06)
                                                     -----       -------     -------     -------     -------          ---
   Total from investment operations...........         .06          .20          .39         .95         .37          .08
                                                     -----       -------     -------     -------     -------          ---
Less distributions
Dividends from net investment income..........        (.22)        (.50 )       (.55)       (.52)       (.43)       --
Distributions in excess of net investment
   income.....................................        (.03)        (.20 )       (.24)      --          --           --
Tax return of capital distributions...........       --            (.10 )      --          --           (.08)        (.13)
                                                     -----       -------     -------     -------     -------          ---
   Total distributions........................        (.25)        (.80 )       (.79)       (.52)       (.51)        (.13)
                                                     -----       -------     -------     -------     -------          ---
Net asset value, end of period................      $ 7.66       $ 7.85      $  8.45     $  8.85     $  8.42        $8.56
                                                     -----       -------     -------     -------     -------          ---
                                                     -----       -------     -------     -------     -------          ---
TOTAL RETURN(a):..............................        0.84%        2.48 %       4.59%      11.61%       4.60%        0.75%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...............      $   34       $   51      $   107     $    54     $   755(d)     $ 200(d)
Average net assets (000)......................      $   48       $   64      $   116     $     4     $ 1,461(d)     $ 199(d)
Ratios to average net assets:
   Expenses, including distribution fees......        1.99%(c)     1.96 %       1.95%       1.92%       1.70%         .93%(c)
   Expenses, excluding distribution fees......        1.24%(c)     1.21 %       1.20%       1.17%        .95%         .18%(c)
   Net investment income......................        5.70%(c)     6.07 %       6.36%       6.35%       6.43%        7.02%(c)

---------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Commencement of offering of Class C shares.
(c) Annualized.
(d) Figures are actual and not rounded to the nearest thousand.
(e) Calculated based upon average shares outstanding during the period.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     15

                                              PRUDENTIAL GLOBAL LIMITED
                                              MATURITY FUND, INC.
Financial Highlights (Unaudited)              LIMITED MATURITY PORTFOLIO
--------------------------------------------------------------------------------

                                                                   Class Z
                                                  ------------------------------------------
                                                                                 January 27,
                                                  Six Months        Year           1997(c)
                                                    Ended           Ended          Through
                                                  April 30,      October 31,     October 31,
                                                   1999(e)         1998(e)         1997(e)
                                                     -----           -----           -----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..........      $ 7.84         $  8.44         $  8.57
                                                     -----           -----           -----
Income from investment operations
Net investment income.........................         .25             .55             .43
Net realized and unrealized gain (loss) on
   investment and foreign currency
   transactions...............................        (.16)           (.28)           (.11)
                                                     -----           -----           -----
   Total from investment operations...........         .09             .27             .32
                                                     -----           -----           -----
Less distributions
Dividends from net investment income..........        (.25)           (.55)           (.43)
Distributions in excess of net investment
   income.....................................        (.03)           (.22)           (.02)
Tax return of capital distributions...........       --               (.10)         --
                                                     -----           -----           -----
   Total distributions........................        (.28)           (.87)           (.45)
                                                     -----           -----           -----
Net asset value, end of period................      $ 7.65         $  7.84         $  8.44
                                                     -----           -----           -----
                                                     -----           -----           -----
TOTAL RETURN(a):..............................        1.09%           3.28%           3.53%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...............      $   51         $    49         $     4
Average net assets (000)......................      $   50         $    43         $   308(d)
Ratios to average net assets:
   Expenses, including distribution fees......        1.24%(b)        1.21%           1.20%(b)
   Expenses, excluding distribution fees......        1.24%(b)        1.21%           1.20%(b)
   Net investment income......................        6.50%(b)        6.83%          14.07%(b)

---------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Annualized.
(c) Commencement of offering of Class Z shares.
(d) Figures are actual and not rounded to the nearest thousand.
(e) Calculated based upon average shares outstanding during the period.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     16

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Directors
Edward D. Beach
Delayne Dedrick Gold
Robert F. Gunia
Douglas H. McCorkindale
Thomas T. Mooney
Stephen P. Munn
Richard A. Redeker
Robin B. Smith
John R. Strangfeld
Louis A. Weil, III
Clay T. Whitehead

Officers
John R. Strangfeld, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Marguerite Morrison, Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

PRICOA Asset Management Ltd.
115 Houndsditch
London EC3A7BU

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report, and are subject to change thereafter.

The accompanying financial statements as of April 30, 1999, were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)

Prudential Mutual Funds           BULK RATE
Gateway Center Three             U.S. POSTAGE
100 Mulberry Street                 PAID
Newark, NJ  07102-4077           Permit 6807
(800) 225-1852                   New York, NY


74433F108
74433F207   MF144E2
74433F504   74433F603